Stockholder's Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stockholder's Equity
Stockholder's Equity

14. Stockholder’s Equity

Other Comprehensive Income (Loss)

	For the six months ended June 30, 2024
	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(1,108.5)	$229.8	$(878.7)
Reclassification adjustment for losses included in net income(1)	86.0	(18.2)	67.8
Adjustments for assumed changes in amortization patterns	4.7	(1.0)	3.7
Adjustments for assumed changes in policyholder liabilities	10.7	(2.3)	8.4
Net unrealized losses on available-for-sale securities	(1,007.1)	208.3	(798.8)

Net unrealized gains on derivative instruments during the period	54.5	(11.4)	43.1
Reclassification adjustment for gains included in net income(2)	(1.8)	0.4	(1.4)
Adjustments for assumed changes in amortization patterns	(0.2)	—	(0.2)
Net unrealized gains on derivative instruments	52.5	(11.0)	41.5

Liability for future policy benefits discount rate remeasurement gain(3)	916.8	(192.6)	724.2

Market risk benefit nonperformance risk loss(4)	(10.6)	2.2	(8.4)

Amortization of amounts included in net periodic benefit cost(5)	(0.4)	0.1	(0.3)
Net unrecognized postretirement benefit obligation	(0.4)	0.1	(0.3)

Other comprehensive loss	$(48.8)	$7.0	$(41.8)

	For the six months ended June 30, 2023
	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized gains on available-for-sale securities during the period	$597.3	$(127.2)	$470.1
Reclassification adjustment for losses included in net income(1)	185.7	(39.0)	146.7
Adjustments for assumed changes in amortization patterns	(0.6)	0.2	(0.4)
Adjustments for assumed changes in policyholder liabilities	0.1	—	0.1
Net unrealized gains on available-for-sale securities	782.5	(166.0)	616.5

Net unrealized losses on derivative instruments during the period	(2.5)	0.6	(1.9)
Reclassification adjustment for gains included in net income(2)	(4.9)	1.0	(3.9)
Net unrealized losses on derivative instruments	(7.4)	1.6	(5.8)

Liability for future policy benefits discount rate remeasurement loss(3)	(187.9)	39.4	(148.5)

Market risk benefit nonperformance risk gain(4)	0.1	—	0.1

Amortization of amounts included in net periodic benefit cost(5)	(0.4)	0.1	(0.3)
Net unrecognized postretirement benefit obligation	(0.4)	0.1	(0.3)

Other comprehensive income	$586.9	$(124.9)	$462.0
(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) and net realized capital gains (losses) on funds withheld assets on the consolidated statements of operations.
(2)	See Note 4, Derivative Financial Instruments, under the caption “Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations” for further details.
(3)	Includes the discount rate remeasurement gain (loss) associated with the LFPB and the associated reinsurance recoverable. See Note 8, Future Policy Benefits and Claims, under the caption “Liability for Future Policy Benefits” for further details.
(4)	See Note 9, Market Risk Benefits, for further details.
(5)	Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 12, Employee and Agent Benefits, under the caption “Components of Net Periodic Benefit Cost” for further details.

Accumulated Other Comprehensive Loss

	Net unrealized	Net unrealized	LFPB		Unrecognized	Accumulated
	losses on	gains (losses) on	discount rate	MRB	postretirement	other
	available-for-sale	derivative	remeasurement	nonperformance	benefit	comprehensive
	securities(1)	instruments	gain	risk gain (loss)	obligation	loss

	(in millions)
Balances as of January 1, 2023	$(5,938.8)	$40.0	$1,284.7	$25.0	$14.4	$(4,574.7)
Other comprehensive income during the period, net of adjustments	469.8	(1.9)	(148.5)	0.1	—	319.5
Amounts reclassified from AOCI	146.7	(3.9)	—	—	(0.3)	142.5
Other comprehensive income	616.5	(5.8)	(148.5)	0.1	(0.3)	462.0
Balances as of June 30, 2023	$(5,322.3)	$34.2	$1,136.2	$25.1	$14.1	$(4,112.7)

Balances as of January 1, 2024	$(4,029.5)	$(1.8)	$892.5	$(6.1)	$16.2	$(3,128.7)
Other comprehensive loss during the period, net of adjustments	(866.6)	42.9	724.2	(8.4)	—	(107.9)
Amounts reclassified from AOCI	67.8	(1.4)	—	—	(0.3)	66.1
Other comprehensive loss	(798.8)	41.5	724.2	(8.4)	(0.3)	(41.8)
Balances as of June 30, 2024	$(4,828.3)	$39.7	$1,616.7	$(14.5)	$15.9	$(3,170.5)
(1)	Net unrealized losses on available-for-sale debt securities for which an allowance for credit loss has been recorded were $0.0 million and $1.5 million as of June 30, 2024 and 2023, respectively.

18. Stockholder’s Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2023
	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized gains on available-for-sale securities during the period	$2,069.1	$(438.8)	$1,630.3
Reclassification adjustment for losses included in net income (1)	355.1	(74.8)	280.3
Adjustments for assumed changes in amortization patterns	(2.5)	0.6	(1.9)
Adjustments for assumed changes in policyholder liabilities	0.7	(0.1)	0.6
Net unrealized gains on available-for-sale securities	2,422.4	(513.1)	1,909.3

Net unrealized losses on derivative instruments during the period	(44.9)	9.4	(35.5)
Reclassification adjustment for gains included in net income (2)	(7.4)	1.6	(5.8)
Adjustments for assumed changes in amortization patterns	(0.9)	0.2	(0.7)
Adjustments for assumed changes in policyholder liabilities	0.2	—	0.2
Net unrealized losses on derivative instruments	(53.0)	11.2	(41.8)

Liability for future policy benefits discount rate remeasurement loss (3)	(496.5)	104.3	(392.2)

Market risk benefit nonperformance risk loss (4)	(39.4)	8.3	(31.1)

Unrecognized postretirement benefit obligation during the period	3.0	(0.7)	2.3
Amortization of amounts included in net periodic benefit cost (5)	(0.7)	0.2	(0.5)
Net unrecognized postretirement benefit obligation	2.3	(0.5)	1.8

Other comprehensive income	$1,835.8	$(389.8)	$1,446.0

	For the year ended December 31, 2022
	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(12,980.2)	$2,753.0	$(10,227.2)
Reclassification adjustment for losses included in net income (1)	333.3	(70.4)	262.9
Adjustments for assumed changes in amortization patterns	(3.7)	0.7	(3.0)
Adjustments for assumed changes in policyholder liabilities	273.2	(57.3)	215.9
Net unrealized losses on available-for-sale securities	(12,377.4)	2,626.0	(9,751.4)

Net unrealized losses on derivative instruments during the period	(1.4)	0.4	(1.0)
Reclassification adjustment for gains included in net income (2)	(28.0)	5.8	(22.2)
Adjustments for assumed changes in amortization patterns	(0.1)	—	(0.1)
Adjustments for assumed changes in policyholder liabilities	0.4	(0.2)	0.2
Net unrealized losses on derivative instruments	(29.1)	6.0	(23.1)

Liability for future policy benefits discount rate remeasurement gain (3)	6,295.5	(1,322.1)	4,973.4

Market risk benefit nonperformance risk gain (4)	141.2	(29.7)	111.5

Unrecognized postretirement benefit obligation during the period	(1.7)	0.3	(1.4)
Amortization of amounts included in net periodic benefit cost (5)	(0.8)	0.2	(0.6)
Net unrecognized postretirement benefit obligation	(2.5)	0.5	(2.0)

Other comprehensive loss	$(5,972.3)	$1,280.7	$(4,691.6)

	For the year ended December 31, 2021
	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,313.3)	$490.5	$(1,822.8)
Reclassification adjustment for losses included in net income (1)	20.5	(4.3)	16.2
Adjustments for assumed changes in amortization patterns	(0.2)	—	(0.2)
Adjustments for assumed changes in policyholder liabilities	252.6	(53.0)	199.6
Net unrealized losses on available-for-sale securities	(2,040.4)	433.2	(1,607.2)

Net unrealized gains on derivative instruments during the period	66.7	(14.1)	52.6
Reclassification adjustment for gains included in net income (2)	(25.5)	5.4	(20.1)
Adjustments for assumed changes in policyholder liabilities	1.2	(0.2)	1.0
Net unrealized gains on derivative instruments	42.4	(8.9)	33.5

Liability for future policy benefits discount rate remeasurement gain (3)	2,076.0	(435.9)	1,640.1

Market risk benefit nonperformance risk loss (4)	(2.8)	0.6	(2.2)

Unrecognized postretirement benefit obligation during the period	2.3	(0.5)	1.8
Amortization of amounts included in net periodic benefit cost (5)	(0.4)	0.1	(0.3)
Net unrecognized postretirement benefit obligation	1.9	(0.4)	1.5

Other comprehensive income	$77.1	$(11.4)	$65.7
(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) and net realized capital gains (losses) on funds withheld assets on the consolidated statements of operations.
(2)	See Note 6, Derivative Financial Instruments, under the caption “Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations” for further details.
(3)	Includes the discount rate remeasurement gain (loss) associated with the LFPB and the associated reinsurance recoverable. See Note 11, Future Policy Benefits and Claims, under the caption “Liability for Future Policy Benefits” for further details.
(4)	See Note 12, Market Risk Benefits, for further details.
(5)	Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 16, Employee and Agent Benefits, under the caption “Components of Net Periodic Benefit Cost” for further details.

Accumulated Other Comprehensive Income (Loss)

	Net unrealized	Net unrealized	LFPB		Unrecognized	Accumulated
	gains (losses) on	gains (losses) on	discount rate	MRB	postretirement	other
	available-for-sale	derivative	remeasurement	nonperformance	benefit	comprehensive
	securities (1)	instruments	gain (loss)	risk gain (loss)	obligation	income (loss)

	(in millions)
Balances as of January 1, 2021	$3,955.5	$18.5	$—	$—	$12.9	$3,986.9
Other comprehensive income during the period, net of adjustments	(1,623.4)	53.6	1,640.1	(2.2)	1.8	69.9
Amounts reclassified from AOCI	16.2	(20.1)	—	—	(0.3)	(4.2)
Other comprehensive income	(1,607.2)	33.5	1,640.1	(2.2)	1.5	65.7
Effects of implementation of accounting change related to long-duration insurance contracts, net	1,356.0	5.0	(5,328.8)	(84.3)	—	(4,052.1)
Net assets transferred to affiliate due to change in benefit plan sponsorship	—	—	—	—	2.0	2.0
Balances as of December 31, 2021	3,704.3	57.0	(3,688.7)	(86.5)	16.4	2.5
Other comprehensive loss during the period, net of adjustments	(10,014.3)	(0.9)	4,973.4	111.5	(1.4)	(4,931.7)
Amounts reclassified from AOCI	262.9	(22.2)	—	—	(0.6)	240.1
Other comprehensive loss	(9,751.4)	(23.1)	4,973.4	111.5	(2.0)	(4,691.6)
Adjustments for reinsurance (2)	108.3	6.1	—	—	—	114.4
Balances as of December 31, 2022	(5,938.8)	40.0	1,284.7	25.0	14.4	(4,574.7)
Other comprehensive income during the period, net of adjustments	1,629.0	(36.0)	(392.2)	(31.1)	2.3	1,172.0
Amounts reclassified from AOCI	280.3	(5.8)	—	—	(0.5)	274.0
Other comprehensive income	1,909.3	(41.8)	(392.2)	(31.1)	1.8	1,446.0
Balances as of December 31, 2023	$(4,029.5)	$(1.8)	$892.5	$(6.1)	$16.2	$(3,128.7)
(1)	Net unrealized losses on available-for-sale debt securities for which an allowance for credit loss has been recorded were $1.5 million, $1.8 million and $0.6 million as of December 31, 2023, 2022 and 2021, respectively.
(2)	Reflects the January 1, 2022, balance associated with our ULSG business that was ceded to Talcott Life & Annuity Re.

Dividend Limitations

Under Iowa law, we may pay dividends or make other distributions only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“the Commissioner”) to pay stockholder dividends or make any other distribution if such distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end excluding admitted disallowed interest maintenance reserve or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2023 statutory results, we could pay approximately $1,497.8 million in ordinary stockholder dividends in 2024 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling twelve-month periods, if paid before a specified date during 2024, some or all of such dividends may be extraordinary and require regulatory approval.